GOODWILL (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Goodwill Abstract
SCHEDULE OF DETAILED INFORMATION ABOUT ACQUISITIONS OF BUSINESS

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Additions	-	-	-	-
Balance at September 30, 2024	602	7,670	721	8,993
Carrying Amounts
Balance at December 31, 2023	602	7,670	721	8,993
Balance at September 30, 2024	602	7,670	721	8,993